Income Taxes (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Operating Loss Carryforwards, Expiration Dates	expire beginning 2021 for both federal and state purposes.	expire beginning 2023 for both federal and state purposes.
Operating Loss Carryforwards (in dollars)	$ 57,200,000	$ 50,000,000	$ 41,500,000
Deferred Tax Assets, Valuation Allowance		$ 20,458,225	$ 16,765,486
Income Tax Examination, Likelihood of Unfavorable Settlement		greater than 50% likelihood